Long-Term Borrowings - Schedule of Long-Term Borrowing Lenders (Details) - Long-Term Borrowings [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Borrowing Lenders [Line Items]
Outstanding amount	$ 7,669,389	$ 9,031,195
Undrawn amount
Collateral
Lender A [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2023.09.27-2026.09.26	2022.06.24-2025.06.24
Credit facility	$ 190,900	$ 274,474
Type	Secured	Secured
Outstanding amount	$ 49,236	$ 47,165
Undrawn amount
Interest rate	2.825%	2.605%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A One [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2023.10.17-2026.10.17	2022.06.24-2025.06.24
Credit facility	$ 190,900	$ 60,994
Type	Secured	Secured
Outstanding amount	$ 54,647	$ 10,481
Undrawn amount
Interest rate	2.825%	2.605%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Two [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2023.10.17-2026.10.17	2022.06.24-2025.06.24
Credit facility	$ 143,175	$ 60,994
Type	Secured	Secured
Outstanding amount	$ 40,985	$ 10,481
Undrawn amount
Interest rate	2.825%	2.605%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Three [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2023.12.28-2026.12.27	2022.09.29-2025.09.29
Credit facility	$ 143,175	$ 60,994
Type	Secured	Secured
Outstanding amount	$ 49,071	$ 15,677
Undrawn amount
Interest rate	2.825%	2.605%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 14,318
Lender A Four [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2023.12.28-2026.12.27	2022.12.12-2025.12.12
Credit facility	$ 143,175	$ 152,486
Type	Secured	Secured
Outstanding amount	$ 49,071	$ 52,178
Undrawn amount
Interest rate	2.825%	2.825%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 14,318
Lender A Five [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2024.09.12~2027.09.12	2023.09.27-2026.09.26
Credit facility	$ 318,167	$ 182,983
Type	Secured	Secured
Outstanding amount	$ 188,966	$ 108,585
Undrawn amount
Interest rate	2.915%	2.825%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Six [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.05.29-2028.05.28	2023.10.17-2026.10.17
Credit facility	$ 318,167	$ 182,983
Type	Secured	Secured
Outstanding amount	$ 258,480	$ 113,632
Undrawn amount
Interest rate	2.945%	2.825%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender A Seven [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period		2023.10.17-2026.10.17
Credit facility		$ 137,237
Type		Secured
Outstanding amount		$ 85,224
Undrawn amount
Interest rate		2.825%
Guarantor		Tzu-Wei Chung
Collateral
Lender A Eight [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period		2023.12.28-2026.12.27
Credit facility		$ 137,237
Type		Secured
Outstanding amount		$ 92,763
Undrawn amount
Interest rate		2.825%
Guarantor		Tzu-Wei Chung
Collateral		$ 13,724
Lender A Nine [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period		2023.12.28-2026.12.27
Credit facility		$ 137,237
Type		Secured
Outstanding amount		$ 92,763
Undrawn amount
Interest rate		2.825%
Guarantor		Tzu-Wei Chung
Collateral		$ 13,724
Lender A Ten [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period		2024.09.12~2027.09.12
Credit facility		$ 304,971
Type		Secured
Outstanding amount		$ 280,562
Undrawn amount
Interest rate		2.915%
Guarantor		Tzu-Wei Chung
Collateral
Lender B [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2024.08.16~2026.08.16	2023.07.27-2025.07.27
Credit facility	$ 636,335	$ 457,457
Type	Secured	Secured
Outstanding amount	$ 212,112	$ 133,425
Undrawn amount
Interest rate	3.35%	2.91%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 262,488	$ 251,601
Lender B One [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.03.27-2027.03.27	2024.08.16~2026.08.16
Credit facility	$ 477,251	$ 609,942
Type	Secured	Secured
Outstanding amount	$ 298,282	$ 508,285
Undrawn amount
Interest rate	3.35%	3.07%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 45,816
Lender C [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2021.09.30-2026.09.30	2021.09.30-2026.09.30
Credit facility	$ 159,084	$ 152,486
Type	Secured	Secured
Outstanding amount	$ 32,269	$ 69,906
Undrawn amount
Interest rate	3.875%	3.875%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender C One [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2023.11.08-2028.11.08	2020.08.24-2025.08.24
Credit facility	$ 318,167	$ 182,983
Type	Secured	Secured
Outstanding amount	$ 193,562	$ 13,769
Undrawn amount
Interest rate	2.22%	2.875%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender C Two [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period		2023.11.08-2028.11.08
Credit facility		$ 304,971
Type		Secured
Outstanding amount		$ 246,432
Undrawn amount
Interest rate		2.22%
Guarantor		Tzu-Wei Chung
Collateral
Lender D [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2024.04.26-2026.04.26	2023.06.08-2025.06.08
Credit facility	$ 668,151	$ 426,959
Type	Unsecured	Unsecured
Outstanding amount	$ 108,165	$ 101,250
Undrawn amount
Interest rate	3.625%	3.50%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender D One [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2024.10.25-2026.10.25	2024.04.26-2026.04.26
Credit facility	$ 413,618	$ 640,439
Type	Unsecured	Unsecured
Outstanding amount	$ 172,341	$ 420,819
Undrawn amount
Interest rate	4.166%	3.625%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender D Two [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.07.15-2027.07.15	2024.04.26-2026.04.26
Credit facility	$ 540,885	$ 396,462
Type	Unsecured	Unsecured
Outstanding amount	$ 418,958	$ 363,424
Undrawn amount
Interest rate	8.746%	4.166%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 54,088
Lender E [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2021.06.07-2026.12.07	2021.06.07-2026.12.07
Credit facility	$ 954,502	$ 914,913
Type	Secured	Secured
Outstanding amount	$ 136,671	$ 313,987
Undrawn amount
Interest rate	3.375%	3.375%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E One [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2021.10.20-2026.10.20	2021.10.20-2026.10.20
Credit facility	$ 827,235	$ 792,925
Type	Secured	Secured
Outstanding amount	$ 141,053	$ 293,788
Undrawn amount
Interest rate	3.125%	3.125%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E Two [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2022.11.25-2027.11.25	2022.01.05-2025.01.05
Credit facility	$ 1,272,669	$ 121,988
Type	Secured	Secured
Outstanding amount	$ 506,515	$ 3,388
Undrawn amount
Interest rate	3.375%	3.625%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E Three [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2024.12.20-2039.12.20	2022.11.25-2027.11.25
Credit facility	$ 2,036,271	$ 1,219,884
Type	Secured	Secured
Outstanding amount	$ 1,924,803	$ 738,814
Undrawn amount
Interest rate	2.72%	3.375%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral		$ 64,531
Lender E Four [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.12.15-2027.12.26	2023,07.26-2028.07.26
Credit facility	$ 55,237	$ 304,971
Type	Secured	Secured
Outstanding amount	$ 55,237	$ 218,562
Undrawn amount
Interest rate	2.97%	2.22%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E Five [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.12.15-2027.12.26	2024.12.26-2027.12.26
Credit facility	$ 165,712	$ 304,971
Type	Secured	Secured
Outstanding amount	$ 165,712	$ 304,971
Undrawn amount
Interest rate	2.97%	2.97%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender E Six [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.12.15-2027.12.26	2024.12.26-2026.12.26
Credit facility	$ 344,681	$ 609,942
Type	Secured	Secured
Outstanding amount	$ 344,681	$ 609,942
Undrawn amount
Interest rate	3.12%	3.12%
Guarantor	Tzu-Wei Chung
Collateral	$ 64,035	$ 60,994
Lender E Seven [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period		2024.12.20-2039.12.20
Credit facility		$ 1,951,815
Type		Secured
Outstanding amount		$ 1,951,815
Interest rate		2.72%
Guarantor		Tzu-Wei Chung
Collateral
Lender F [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2024.02.17-2029.02.17	2024.02.17-2029.02.17
Credit facility	$ 47,725	$ 45,746
Type	Secured	Secured
Outstanding amount	$ 30,226	$ 38,121
Undrawn amount
Interest rate	3.125%	3.125%
Guarantor		Tzu-Wei Chung
Collateral
Lender G [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2020.09.28-2030.09.27	2020.09.28-2030.09.27
Credit facility	$ 255,558	$ 256,049
Type	Secured	Secured
Outstanding amount	$ 123,256	$ 149,149
Undrawn amount
Interest rate	1.00%	1.00%
Guarantor
Collateral
Lender H [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2024.03.15-2026.03.15	2024.03.15-2026.03.15
Credit facility	$ 922,685	$ 884,416
Type	Secured	Secured
Outstanding amount	$ 118,074	$ 558,279
Undrawn amount
Interest rate	2.72%	2.72%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral	$ 34,998	$ 33,547
Lender I [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2024.04.03-2027.04.03	2024.04.03-2027.04.03
Credit facility	$ 954,502	$ 914,913
Type	Secured	Secured
Outstanding amount	$ 424,223	$ 711,599
Undrawn amount
Interest rate	3.012%	3.012%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender J [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2024.05.13-2027.05.13	2024.05.13-2027.05.13
Credit facility	$ 477,251	$ 457,457
Type	Secured	Secured
Outstanding amount	$ 231,354	$ 371,959
Undrawn amount
Interest rate	3.42%	3.42%
Guarantor	Tzu-Wei Chung	Tzu-Wei Chung
Collateral
Lender D Three [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.09.30-2027.09.30
Credit facility	$ 222,717
Type	Secured
Outstanding amount	$ 194,650
Undrawn amount
Interest rate	9.13%
Guarantor	Tzu-Wei Chung
Collateral	$ 47,725
Lender J One [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.10.17-2028-10.17
Credit facility	$ 159,084
Type	Secured
Outstanding amount	$ 150,857
Undrawn amount
Interest rate	5.00%
Guarantor	Tzu-Wei Chung
Collateral
Lender K [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.02.19-2026.08.19
Credit facility	$ 620,426
Type	Secured
Outstanding amount	$ 282,678
Undrawn amount
Interest rate	6.05%
Guarantor	Tzu-Wei Chung
Collateral	$ 124,085
Lender L [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.04.07-2026.10.07
Credit facility	$ 674,515
Type	Secured
Outstanding amount	$ 343,621
Undrawn amount
Interest rate	7.22%
Guarantor	Tzu-Wei Chung
Collateral	$ 190,900
Lender M [Member]
Schedule of Long-Term Borrowing Lenders [Line Items]
Facility period	2025.8.20-2032.8.20
Credit facility	$ 383,338
Type	Secured
Outstanding amount	$ 369,633
Undrawn amount
Interest rate	2.475%
Guarantor
Collateral